Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) - Immaterial joint ventures [Member] - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of joint ventures [line items]
Company's share of profit/(loss) in immaterial joint ventures	₨ (25.0)	₨ 162.5
Company's share of total comprehensive income in associates	₨ (25.0)	₨ 162.5